united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 9/30

Date of reporting period: 9/30/18

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund
Spectrum Advisors Preferred Fund

Annual Report
September 30, 2018

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.
Member FINRA

November 9, 2018

Dear Shareholders:

This annual report for the Spectrum Funds covers the period from October 1, 2017 – September 30, 2018. The Spectrum Advisors Preferred Fund produced a return of 13.07% for the twelve months ending September 30, 2018, while the S&P 500 Total Return Index, the Fund’s primary benchmark, returned 17.91% for the same period. A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting of the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.40% for the period. The Fund is designed to provide lower volatility equity investments through limiting volatility.

The Sub-advisor’s analysis detected a change in the equity markets at the beginning of the year to “Transitional Environment” from “Bullish Environment.” The three market conditions the Sub-Advisor uses to help determine trading strategies and risk exposure to equities are Bullish, Bearish and Transitional. In making its assessment, the Sub-advisor employs a combination of 1) momentum and moving averages of major equity indexes; 2) the Weekly Directional Movement Index, which defines the quality of the trend; 3) Negative Leadership Composite as defined by Investech; and 4) Spectrum’s high yield bond signal, which gives insight into the health of the economy.

Against this backdrop, trading styles in the Fund in April were modestly defensive, characterized by nimble tactical movements and tighter risk controls that included lower exposure. The Fund’s portfolio was adjusted to include fewer holdings that traditionally fall faster than benchmarks during corrections. This more cautious approach resulted in a modest lag against the Funds’ benchmarks in April. The equity market’s technical progress in May allowed the Fund’s portfolio to begin to diversify away from more defensive holdings by adding small- and mid-cap exposure. After suffering a pullback in late June, equity markets rebounded in early July. With the push to year-to-date highs by the S&P 500 and other improving risk measures, the Fund’s primary market environment model turned Bullish, although some characteristics were lacking, restraining exposure. Market weakness late in the month resulted in the Fund’s giving up a portion of its earlier July gains. While domestic equity markets remained bullish at the end of September by most technical measures, the performance of small and mid-cap stocks underperformed large caps. Although the Fund’s market environment had turned Bullish, because of the noticeable divergences in cap styles and sectors, the Fund was positioned more conservatively in September.

The Spectrum Low Volatility Fund, a non-traditional bond fund, returned 1.06% for the twelve months, compared with the return of the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 TR Index, which rose by 4.95% for the same period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the Barclays US High Yield Very Liquid Total Return Index and a 50% weighting of the S&P Leveraged Loan 100 Total Return Index returned 3.70% for the year. The Fund’s active management style rotates into credit sectors performing well during specific markets to avoid losses and to lower volatility. These sectors may include government, high yield, mortgage-backed, municipal, floating senior rate, and asset-backed securities. By keeping the portfolio liquid and actively traded, risk may be lowered while still taking advantage of market opportunities. The Sub-advisor’s analytical research targets selection of and investment in the best performing bond sectors. Floating rate funds have been a heavy favorite in this rising rate environment. The Sub-advisor used total return swaps on mutual funds to execute a portion of its strategy.

In April, the market continued to be weighed down by global events, despite strong earnings and economic statistics. The Fund invested in high yield positions as the rally began, and then hedged these when weakness developed. The credit sell-off continued through May as US 10-year Treasury Note yields spiked above 3% for the first time in seven years. The Fund invested in the municipal bond sector as demand remained strong within that asset class. Returns from senior loans declined late in May, and the Sub-advisor reallocated exposure to other sectors. High yield bonds started out strong in June, rallying along with equities. Exposure to this asset class was added, only to be removed as the month continued, and prices began to unwind on trade tariff concerns. As the rhetoric escalated, causing further concern in the marketplace, modest hedges were put into place to protect core holdings. Senior loans, a relative outperformer over high yields for the past eight months, stayed consistent, although oversupply continued to weigh on prices, which weakened as June ended.

July proved to be a profitable month for many risk-on assets, including high yield bonds, prompting the Sub-advisor to increase the Fund’s investment in this asset class. The Fund also took positions in emerging market bonds early in the month, as a weakening dollar proved supportive. Municipal bonds had a strong month, particularly higher yielding issues, but the portfolio was trimmed as the sector showed signs of weakness. Equities reached out to new highs in August, with high yield bonds following. The mid-month pressure from emerging markets and commodities took its toll temporarily with high yield bonds declining modestly, before resuming their positive momentum. However, this sector showed very positive sentiment as equity prices reached record highs in September. Exposure to municipal bonds was eliminated quickly as weakness was detected early in the month, and mortgage-backed allocations were also trimmed. A mid-month soft inflation report in the Consumer Price Index and Producer Price index, further helped balance concerns within fixed income. Senior loans remained strong as the growing demand for low-duration products continued. Further exposure to floating rate was warranted, as the spread between investment-grade bonds and high yield bonds hit a decade low.

Risk management and capital preservation during these times continues to be a top priority as volatility remains high. Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial Services, Inc.	Advisors Preferred, LLC

Sub-Advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, as compared to its benchmarks:

		Annualized
	One Year	Three Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	1.06%	8.34%	6.01%
S&P/LSTA Leveraged Loan 100 Index.***	4.95%	5.19%	3.38%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2018 is 3.10% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market.

Comparison of the Change in Value of a $10,000 Investment

Since Inception through September 30, 2018

Portfolio Composition as of September 30, 2018 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Debt Funds	51.6%
Money Market Funds	43.2%
Other Assets Less Liabilities	5.2%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this annual report for a detailed listing of the Fund’s holdings.

Spectrum Advisors Preferred Fund
Portfolio Review (Unaudited)
September 30, 2018

The Fund’s performance figures* for the periods ended September 30, 2018, as compared to its benchmark:

	One Year	Three Years	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	13.07%	10.52%	7.09%
S&P 500 Total Return Index ***	17.91%	17.31%	12.44%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Advisors Preferred Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.63%, as per the February 1, 2018 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Comparison of the Change in Value of a $10,000 Investment

Since Inception through September 30, 2018

Portfolio Composition as of September 30, 2018 (Unaudited)

Holdings by Type of Investment:	% of Net Assets
Exchange Traded Funds	25.7%
Equity Funds	44.4%
Money Market Funds	25.9%
Other Assets Less Liabilities	4.0%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this annual report for a detailed listing of the Fund’s holdings.

Spectrum Low Volatility Fund
Portfolio of Investments
September 30, 2018

Shares		Value
	MUTUAL FUNDS - 51.58%
	DEBT FUNDS - 51.58%
472,716	AlphaCentric Income Opportunities Fund - Class I	$5,871,138
1,353,830	Deer Park Total Return Credit Fund - Class I	15,244,128
1,450,382	Lord Abbett Floating Rate Fund - Class A	13,300,000
	TOTAL MUTUAL FUNDS (Cost - $33,896,890)	34,415,266

	SHORT-TERM INVESTMENTS - 43.24%
	MONEY MARKET FUNDS - 43.24%
14,426,509	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.92% (a)	14,426,509
14,426,508	First American Government Obligations Fund -Class Z - 1.94% (a)	14,426,508
	TOTAL SHORT-TERM INVESTMENTS (Cost - $28,853,017)	28,853,017

	TOTAL INVESTMENTS - 94.82% (Cost - $62,749,907)	$63,268,283
	OTHER ASSETS LESS LIABILITIES - 5.18%	3,456,304
	NET ASSETS - 100.0%	$66,724,587

(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	September 30, 2018	Interest Rate Payable (1)	Date	Counterparty	Appreciation (Depreciation)
1,434,627	AlphaCentric Income Opportunities Fund	$17,818,066	3-Mth USD_LIBOR plus 215 bp	6/19/2019	CS	$(89,767)
486,726	Deer Park Total Return Credit Fund	5,480,531	3-Mth USD_LIBOR plus 225 bp	8/19/2019	CS	5,367
1,873,323	Eaton Vance Floating-Rate Advantaged Fund	20,587,822	3-Mth USD_LIBOR plus 125 bp	3/22/2019	BRC	—
162,400	iShares iBoxx $ High Yield Corporate Bond ETF	14,037,856	1-Mth USD_LIBOR plus 55 bp	3/22/2019	CS	85,253
62,500	iShares J.P. Morgan USD Emerging Markets Bond ETF	6,738,125	1-Mth USD_LIBOR plus 55 bp	3/22/2019	CS	48,213
1,836,124	Semper MBS Total Return Fund	19,518,003	3-Mth USD_LIBOR plus 125 bp	6/20/2023	BRC	—
	Total	$84,180,403				$49,066

BRC - Barclays Capital Inc.

CS - Credit Suisse Securities (Europe) Limited

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
							Upfront
			Interest Rate		Notional Value at		Premiums
Reference Entity	Counterparty	Termination Date	Payable (4)	Implied Credit Spread	September 30, 2018	Fair Value	Paid	Unrealized Appreciation
CDX North American High Yield Series 30	CS	7/12/2023	500 bps	3.05%	$6,900,000	$549,847	$459,884	$89,963

CDX North American High Yield Series 31	CS	1/12/2024	500 bps	3.31%	6,700,000	497,911	488,844	9,067
								$99,030

CS - Credit Suisse Securities (USA) LLC

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and receive the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S30 or CDX HY S31, respectively.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Portfolio of Investments
September 30, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 25.71%
	DEBT FUND - 25.71%
39,100	Invesco Senior Loan ETF	$905,947
23,500	iShares iBoxx High Yield Corporate Bond ETF	2,031,340
	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,914,625)	2,937,287

	MUTUAL FUNDS - 44.44%
	EQUITY FUNDS - 44.44%
44,179	Akre Focus Fund - Institutional Class	1,679,678
45,163	Polen Growth Fund - Institutional Class	1,352,178
59,832	Virtus KAR Small-Cap Growth Fund - Class I	2,046,860
	TOTAL MUTUAL FUNDS (Cost - $4,269,812)	5,078,716

	SHORT-TERM INVESTMENTS - 25.87%
	MONEY MARKET FUNDS - 25.87%
1,477,887	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.92% (a)	1,477,887
1,477,887	First American Government Obligations Fund - Class Z - 1.94% (a)	1,477,887
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,955,774)	2,955,774

	TOTAL INVESTMENTS - 96.02% (Cost - $10,140,211)	$10,971,777
	OTHER ASSETS LESS LIABILITIES - 3.98%	455,303
	NET ASSETS - 100.0%	$11,427,080

(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2018.

OPEN FUTURES CONTRACTS
Number of			Notional Value at September	Unrealized
Contracts	Open Long Futures Contracts	Expiration	30, 2018	Appreciation
4	DJIA MINI e-CBOT Index	Dec-18	$529,520	$3,720
46	MSCI Emerging Markets Index	Dec-18	2,414,310	62,005
4	NADSAQ 100 Index E-mini	Dec-18	612,420	6,548
21	S&P 500 E-Mini	Dec-18	3,064,950	10,405
	TOTAL FUTURES CONTRACTS			$82,678

TOTAL RETURN SWAPS
Number of		Notional Amount at		Termination		Unrealized
Shares	Reference Entity	September 30, 2018	Interest Rate Payable (i)	Date	Counterparty	Appreciation
88,212	AlphaCentric Income Opportunities Fund	$1,095,593	3-Mth USD_LIBOR plus 100 bp	10/7/2019	BRC	$—
10,500	iShares iBoxx $ High Yield Corporate Bond ETF	907,620	1-Mth USD_LIBOR plus 55 bp	10/7/2019	CS	595
7,800	iShares J.P. Morgan USD Emerging Markets Bond ETF	840,918	1-Mth USD_LIBOR plus 55 bp	10/7/2019	CS	7,627
	Total	$2,844,131				$8,222

BRC - Barclays Capital Inc.

CS - Credit Suisse Securities (Europe) Limited

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

(i)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities
September 30, 2018

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
ASSETS
Investment securities:
At cost	$62,749,907	$10,140,211
At value	$63,268,283	$10,971,777
Segregated cash- Collateral for swaps	14,920,000	820,000
Deposit with broker - swaps	301,808	—
Deposit with broker for futures	380,507	346,026
Interest receivable	33,506	—
Receivable for swaps	242,175	4,578
Unrealized appreciation on swaps	237,863	8,222
Net amortized upfront payments paid on Credit Default Swaps	948,728	—
Unrealized appreciation on futures	—	82,678
Receivable for Fund shares sold	—	116,815
Dividends receivable	239,523	—
Prepaid expenses	6,861	9,804
TOTAL ASSETS	80,579,254	12,359,900

LIABILITIES
Unrealized depreciation on swaps	89,767	—
Payable for investments purchased	13,300,000	906,545
Interest Payable	—	1,487
Payable for swaps	351,581	11,078
Shareholder servicing fees payable	3,513	852
Investment advisory fees payable	109,806	12,858
TOTAL LIABILITIES	13,854,667	932,820
NET ASSETS	$66,724,587	$11,427,080

NET ASSET VALUE
Net Assets	66,724,587	11,427,080
Shares of beneficial interest outstanding	3,125,195	479,562
Net asset value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$21.35	$23.83

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$65,681,940	$10,333,218
Accumulated net investment income (loss)	1,220,803	(47,711)
Accumulated net realized gain (loss) from security transactions, swaps and futures transactions	(844,628)	219,107
Net unrealized appreciation:
Investments	518,376	831,566
Swaps	148,096	8,222
Futures contracts	—	82,678
NET ASSETS	$66,724,587	$11,427,080

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations
For the Year Ended September 30, 2018

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
INVESTMENT INCOME
Dividends	$1,387,712	$71,455
Interest	407,779	35,507
TOTAL INVESTMENT INCOME	1,795,491	106,962

EXPENSES
Investment advisory fees	1,459,760	137,082
Shareholder servicing fees	20,369	1,951
Administration expenses (Note 5)	243,824	27,412
TOTAL EXPENSES	1,723,953	166,445

NET INVESTMENT INCOME (LOSS)	71,538	(59,483)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(261,492)	(3,631)
Swaps	1,073,291	(141,960)
Futures	180,990	473,617
Distributions received from underlying investment companies	—	17,519
TOTAL NET REALIZED GAIN	992,789	345,545

Net change in unrealized appreciation (depreciation) on:
Investments	(155,972)	711,603
Swaps	(250,148)	(255)
Futures	—	9,990
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(406,120)	721,338

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	586,669	1,066,883

NET INCREASE IN NET ASSETS FROM OPERATIONS	$658,207	$1,007,400

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$71,538	$(102,786)
Net realized gain from security transactions, swaps, and futures contracts	992,789	4,462,454
Net change in unrealized appreciation of investments, swaps and futures contracts	(406,120)	935,470
Net increase in net assets resulting from operations	658,207	5,295,138

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,086,530)	(2,403,856)
From net realized gains	(1,354,124)	(912,297)
Net decrease in net assets from distributions to shareholders	(4,440,654)	(3,316,153)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	24,283,750	31,352,570
Net asset value of shares issued in reinvestment of distributions	3,627,355	3,091,925
Payments for shares redeemed	(22,716,746)	(5,985,341)
Net increase in net assets from shares of beneficial interest	5,194,359	28,459,154

TOTAL INCREASE IN NET ASSETS	1,411,912	30,438,139

NET ASSETS
Beginning of Year	65,312,675	34,874,536
End of Year +	$66,724,587	$65,312,675

+ Includes accumulated net investment income of:	$1,220,803	$2,480,339

SHARE ACTIVITY
Shares Sold	1,131,178	1,445,548
Shares Reinvested	169,661	147,956
Shares Redeemed	(1,067,582)	(275,095)
Net increase in shares of beneficial interest outstanding	233,257	1,318,409

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	September 30, 2018	September 30, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(59,483)	$27,625
Net realized gain from security transactions, swaps and futures contracts	345,545	622,089
Net change in unrealized appreciation of investments, swaps and futures contracts	721,338	146,509
Net increase in net assets resulting from operations	1,007,400	796,223

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(99,202)	(34,987)
From net realized gains	(207,303)	—
Net decrease in net assets from distributions to shareholders	(306,505)	(34,987)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,708,401	3,055,928
Net asset value of shares issued in reinvestment of distributions	305,029	34,223
Payments for shares redeemed	(1,637,544)	(822,046)
Net increase in net assets from shares of beneficial interest	3,375,886	2,268,105

TOTAL INCREASE IN NET ASSETS	4,076,781	3,029,341

NET ASSETS
Beginning of Year	7,350,299	4,320,958
End of Year +	$11,427,080	$7,350,299

+ Includes accumulated net investment income (loss) of:	$(47,711)	$90,300

SHARE ACTIVITY
Shares Sold	203,560	150,569
Shares Reinvested	13,939	1,630
Shares Redeemed	(72,805)	(39,322)
Net increase in shares of beneficial interest outstanding	144,694	112,877

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014 *

Net asset value, beginning of period	$22.58	$22.16	$19.88	$19.94	$20.00

Activity from investment operations:
Net investment income (loss) (1)	0.02	(0.04)	(0.06)	(0.06)	0.11
Net realized and unrealized gain on investments, swaps and futures contracts	0.21	2.35	2.62	0.47	0.28
Total from investment operations	0.23	2.31	2.56	0.41	0.39
Less distributions from:
Net investment income	(1.01)	(1.39)	(0.28)	(0.42)	(0.45)
Net realized gains	(0.45)	(0.50)	—	(0.05)	—
Total distributions	(1.46)	(1.89)	(0.28)	(0.47)	(0.45)

Net asset value, end of period	$21.35	$22.58	$22.16	$19.88	$19.94

Total return (2)	1.06%	11.32%	13.04%	2.03%	1.93	% (3)

Net assets, end of period (000s)	$66,725	$65,313	$34,875	$21,546	$15,806

Ratio of expenses to average net assets,
net of fee waivers (5)	2.53%	2.54%	2.55%	2.43%	2.65	% (4)
before fee waivers (5)	2.53%	2.54%	2.57%	2.63%	2.65	% (4)

Ratio of net investment income (loss) to average net assets (5,6)	0.10%	(0.20)%	(0.24)%	(0.29)%	0.70	% (4)

Portfolio Turnover Rate	438%	319%	649%	526%	455	% (3)

*	The Fund commenced operations on December 16, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015 *

Net asset value, beginning of period	$21.95	$19.46	$18.61	$20.00

Activity from investment operations:
Net investment income (loss) (1)	(0.15)	0.09	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments, swaps and future contracts	2.93	2.51	1.10	(1.34)
Total from investment operations	2.78	2.60	0.98	(1.39)
Less distributions from:
Net investment income	(0.29)	(0.11)	(0.13)	—
Net realized gains	(0.61)	—	—	—
Total distributions	(0.90)	(0.11)	(0.13)	—

Net asset value, end of period	$23.83	$21.95	$19.46	$18.61

Total return (2)	13.07%	13.39%	5.31%	(6.95	)% (3)

Net assets, end of period (000s)	$11,427	$7,350	$4,321	$5,506

Ratio of expenses to average net assets (5)	1.81%	1.86%	1.95%	1.88	% (4)

Ratio of net investment income (loss) to average net assets (5,6)	(0.65)%	0.45%	(0.66)%	(0.68	)% (4)

Portfolio Turnover Rate	269%	260%	228%	53	% (3)

*	The Fund commenced operations on June 1, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Funds

Notes to Financial Statements

September 30, 2018

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”) and Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund commenced operations on December 16, 2013 and the Advisors Preferred Fund commenced operations on June 1, 2015. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the last bid and offer price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2018 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$34,415,266	$—	$—	$34,415,266
Short-term Investments	28,853,017	—	—	28,853,017
Derivatives
Swaps	—	237,863	—	237,863
Total Assets	$63,268,283	$237,863	$—	$63,506,146
Liabilities*
Derivatives
Swaps	$—	$(89,767)	$—	$(89,767)
Total Liabilities	$—	$(89,767)	$—	$(89,767)

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,937,287	$—	$—	$2,937,287
Mutual Funds	5,078,716	—	—	5,078,716
Short-term Investments	2,955,774	—	—	2,955,774
Derivatives
Futures Contracts	82,678	—	—	82,678
Swaps	—	8,222	—	8,222
Total Assets	$11,054,455	$8,222	$—	$11,062,677

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2015 - 2017) for Spectrum Low Volatility Fund; (2015 - 2017) for Spectrum Advisors Preferred Fund, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $115,544,571 and $108,484,176 for the Low Volatility Fund and $17,534,517 and $15,273,112 for the Advisors Preferred Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a net asset or liability equal to the unrealized gain/(loss) for futures and gross asset or liability equal to unrealized gain/(loss) for swap contracts. During the year ended September 30, 2018, the Funds were subject to a master netting arrangement for the swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2018.

Spectrum Low Volatility Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Asset Net Amount
Swaps Contracts - OTC	$138,833	$—	$138,833	$(89,767)	$—	$49,066
Total	$138,833	$—	$138,833	$(89,767)	$—	$49,066

Liabilities:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged (1)	Liability Net Amount
Swaps Contracts - OTC	$(89,767)	$—	$(89,767)	$89,767	$—	$—
Total	$(89,767)	$—	$(89,767)	$89,767	$—	$—

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

Spectrum Advisors Preferred Fund

Assets:				Gross Amounts Not Offset in the Statements of Assets & Liabilities
Description	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts of Assets Presented in the Statements of Assets & Liabilities	Financial Instruments	Cash Collateral Received	Asset Net Amount
Futures Contracts	$82,678	$—	$82,678	$—	$—	$82,678
Swaps Contracts - OTC	8,222	—	8,222	—		8,222
Total	$90,900	$—	$90,900	$—	$—	$90,900

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2018:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized appreciation/depreciation on swaps
Credit Default Swaps (Low Volatility Fund)	Unrealized appreciation/depreciation on swaps
Futures Contracts (Advisors Preferred Fund)	Unrealized appreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of September 30, 2018:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value

		Multiple Risks (Equity,	Total as of
Derivative Investment Type	Interest Rate Risk	Interest, and Currency)	September 30, 2018
Total Return Swaps	$(84,400)	$133,466	$49,066
Credit Default Swaps	99,030	—	99,030
Total	$14,630	$133,466	$148,096

Spectrum Advisors Preferred Fund

Asset (Liability) Derivatives Investment Value

			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	September 30, 2018
Total Return Swaps	$8,222	$—	$8,222
Futures Contracts *	—	82,678	82,678
Total	$8,222	$82,678	$90,900

*	Represents cumulative appreciation on futures contracts as reported in the Portfolios of Investments.

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended September 30, 2018:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net change in unrealized appreciation (depreciation) on swaps
Net change in unrealized appreciation (depreciation) on futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended September 30, 2018:

Spectrum Low Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
		Multiple Risks (Equity,	Year Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Currency)	September 30, 2018
Swaps	$759,358	$313,933	$1,073,291
Futures	134,711	46,279	180,990
Total	$894,069	$360,212	$1,254,281

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
		Multiple Risks (Equity,	Year Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Curency)	September 30, 2018
Swaps	$(404,644)	$154,496	$(250,148)
Total	$(404,644)	$154,496	$(250,148)

Spectrum Advisors Preferred Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			Year Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	September 30, 2018
Swaps	$(57,398)	$(84,562)	$(141,960)
Futures	(3,486)	477,103	473,617
Total	$(60,884)	$392,541	$331,657

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			Year Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	September 30, 2018
Swaps	$(1,467)	$1,212	$(255)
Futures	—	9,990	9,990
Total	$(1,467)	$11,202	$9,735

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

The notional value of the derivative instruments outstanding as of September 30, 2018 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Barclays Capital, Inc. (“Barclays”). If Credit Suisse or Barclays become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% for Spectrum Low Volatility Fund and 1.50% for the Spectrum Advisors Preferred Fund of the average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $1,459,760 and $137,082 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, in advisory fees.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of GFS.

The Funds pay Ceros Financial Services (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the year ended September 30, 2018, the Funds paid $20,369 and $1,951 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, which was paid out to brokers and dealers.

During the year ended September 30, 2018, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund and Spectrum Advisor Preferred Fund paid trade commissions of $10,942 and $3,233 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $30,000 per year as of July 1, 2018, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Adviser and its affiliates. Trustee fees are not borne by the Funds, but by the Adviser.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at September 30, 2018, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Spectrum Low Volatility Fund	$62,749,907	$518,376	$—	$518,376
Spectrum Advisors Preferred Fund	10,140,211	852,487	(20,921)	831,566

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2018 and September 30, 2017 were as follows:

For fiscal year ended	Ordinary	Long-Term
9/30/2018	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$4,401,333	$39,321	$4,440,654
Spectrum Advisors Preferred Fund	132,247	174,258	306,505

For fiscal year ended	Ordinary	Long-Term
9/30/2017	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$3,316,153	$—	$3,316,153
Spectrum Advisors Preferred Fund	34,987	—	34,987

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Spectrum Low Volatility Fund	$1,368,899	$—	$—	$(844,628)	$—	$518,376	$1,042,647
Spectrum Advisors Preferred Fund	15,961	285,824	(39,489)	—	—	831,566	1,093,862

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain (loss) and unrealized appreciation from security transactions is primarily attributable to the mark-to-market on open swap contracts and open Section 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Spectrum Advisors Preferred Fund incurred and elected to defer such late year losses of $39,489.

At September 30, 2018, the Funds had capital loss carry forwards in the current year as follows:

Non-
	Non-Expiring	Expiring
	Short-Term	Long-Term	Total
Spectrum Low Volatility Fund	$844,628	$—	$844,628
Spectrum Advisors Preferred Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and short-term capital gains, the reclassification of Fund distributions, and swap income, resulted in reclassification for the year ended September 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income	Gains (Loss)
Spectrum Low Volatility Fund	$(8,499)	$1,755,456	$(1,746,957)
Spectrum Advisors Preferred Fund	—	20,674	(20,674)

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification” which is intended to amend certain disclosure requirements that have become redundant, duplicative, overlapping, outdated or superseded, in light of other Commission disclosure requirements, GAAP, or changes in the information environment. These changes will be effective November 5,

Spectrum Funds

Notes to Financial Statements (Continued)

September 30, 2018

2018. Management is currently evaluating the impact that this release will have on the Funds’ financial statements and related disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund

and Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund (the “Funds”), each a series of Advisors Preferred Trust, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended for Spectrum Low Volatility Fund, and the financial highlights for each of the four periods in the period then ended for Spectrum Advisors Preferred Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 28, 2018

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Spectrum Funds

Expense Example (Unaudited)

September 30, 2018

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2018 through September 30, 2018.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	4/1/2018	9/30/2018	4/1/2018-9/30/2018
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,013.30	$12.75
Spectrum Advisors Preferred Fund	1.81%	$1,000.00	$1,052.60	$9.30

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	4/1/2018	9/30/2018	4/1/2018-9/30/2018
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,012.41	$12.74
Spectrum Advisors Preferred Fund	1.81%	$1,000.00	$1,016.01	$9.13

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the numbers of days in the fiscal year (365).

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2018

Independent Trustees

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name, Address [1] and Year of Birth	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee
Charles R. Ranson Born: 1947	Trustee	Indefinite, since November 2012	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures), (since 2003); Consultant, GR Group (since 2008)	10	Northern Lights Fund Trust IV (since July 2015)
Felix Rivera Born: 1963	Trustee	Indefinite, since November 2012	Managing Partner, Independent Channel Advisors, LLC (investment advisory consultancy), (since January 2011)	10	Centerstone Investors Trust (since 2016)
David Feldman Born: 1963	Trustee	Indefinite, Since September 2017	Retired since December 2014; Head of Intermediary Sales, Baron Capital Inc., (February 2010 to December 2014)	10	None

[1]	Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

[2]	The “Fund Complex” consists of the series of the Trust.

Spectrum Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

September 30, 2018

Interested Trustees and Officers

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address [1] And Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
Catherine Ayers- Rigsby Born: 1948	Trustee, Chairman, President	Indefinite; since November 2012	CEO, Advisors Preferred, LLC (since April 2011; CEO, Ceros Financial Services, Inc., (since September 2009); CEO, Atcap Partners, LLC (since March 2014)	10	None
Brian S. Humphrey Born: 1972	Trustee	Indefinite; since November 2012	Director of Sales and Marketing, Ceros Financial Services, Inc., (since January 2011)	10	None
Kevin E. Wolf Born: 1969	Treasurer	Indefinite; since November 2012	President, Gemini Fund Services, LLC (since 2012); Vice-President, BluGiant, LLC (since 2004)	N/A	N/A
R. Michael Fox Born 1950	Chief Compliance Officer	Indefinite; since December 2016	CCO and CFO of Advisors Preferred, LLC (since January 2013); CCO & CFO Atcap Partners, LLC (since April 2013); CFO and CRO of Ceros Financial Services, Inc. (since February 2012); CCO of Foothill Securities, Inc. (November–December 2016); and CCO and CFO Grail Securities, LLC (August 2016– February 2017)	N/A	N/A
Richard Malinowski Born: 1983	Secretary	Indefinite; since November 2012	Senior Vice President, Legal Administration, Gemini Fund Services, LLC (since February 2017); Vice President and Counsel (April 2016– 2017): and AVP and Staff Attorney (September 2012 – March 2016)	N/A	N/A

[1]	Unless otherwise specified, the address of each Trustee and officer is c/o Advisors Preferred Trust, 80 Arkay Dr., Hauppauge, NY 11788.

[2]	The “Fund Complex” consists of the series of the Trust.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge by calling toll- free 1-866-862-9686.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
2940 N. Lynnhaven Rd. Suite 200
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 - $29,400

2017 - $28,000

(b)	Audit-Related Fees

2018 - $0

2017 - $0

(c)	Tax Fees

2018 - $6,300

2017 - $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017
Audit-Related Fees:	100%	100%
Tax Fees:	100%	100%
All Other Fees:	100%	100%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $6,300

2017 - $6,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. Vote of security holders is included under item 1.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Executive Officer

Date 12/7/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayers-Rigsby, Executive Officer

Date 12/7/18

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Financial Officer

Date 12/7/18